Notes and Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Notes and Accounts Receivable, Net

	December 31, 2023	December 31, 2024
	NT$	NT$
	(In Millions)	(In Millions)

At amortized cost
Notes and accounts receivable	$196,434.1	$265,223.7
Less: Loss allowance	(531.5)	(453.0)

	195,902.6	264,770.7
At FVTOCI	5,411.3	5,912.5

	$201,313.9	$270,683.2

Aging Analysis of Notes and Accounts Receivable, Net
Aging analysis of notes and accounts receivable

	December 31, 2023	December 31, 2024
	NT$	NT$
	(In Millions)	(In Millions)

Not past due	$183,188.5	$255,669.6
Past due
Past due within 30 days	18,641.1	15,464.1
Past due over 31 days	15.8	2.5
Less: Loss allowance	(531.5)	(453.0)

	$201,313.9	$270,683.2

Movements of Allowance for Doubtful Receivables
Movements of the loss allowance for accounts receivable

	Years Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Balance, beginning of year	$347.0	$331.6	$531.5
Provision (Reversal)	(15.5)	199.9	(78.5)
Effect of exchange rate changes	0.1	-	-

Balance, end of year	$331.6	$531.5	$453.0